Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	May 31, 2026	May 31, 2025
Intangible assets with indefinite lives:
Intangible assets with indefinite lives, Gross	$ 242	$ 227
Intangible assets with finite lives:
Intangible assets, gross	52,248	49,360
Less: accumulated amortization	(43,242)	(37,393)
Exchange differences	(1,233)	1,053
Intangible assets	7,773	13,020
Trademark [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	16,972	16,093
Courseware [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	1,275	1,199
Student base [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	12,699	12,022
Favorable lease [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	693	651
License [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	415	415
Copyrights [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	2,365	2,223
Distribution channel [Member]
Intangible assets with finite lives:
Intangible assets with finite lives, Gross	$ 17,587	$ 16,530